Segment Information - Reconciliation of segment gross profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of segment gross profit to the consolidated loss from operations
Gross Profit	$ 11,639	$ 9,280
Adjustments:
Sales and marketing	17,850	16,655
General and administrative	16,051	13,124
Research and development	7,727	7,754
FiberCel litigation costs, net	5,200	276
Loss from continuing operations	(35,189)	(28,529)
Interest Expense	5,118	5,324
Other income, net	(4,159)	(3,579)
Loss before provision for income taxes	$ (36,148)	$ (30,274)